Financial risk management (Tables)	12 Months Ended
Dec. 31, 2013
Financial Risk Management [Abstract]
Balances in foreign currency
	2013 CDN balances $	2012 CDN balances $

Trade payables	95,835	359,088
Cash	75,474	17,873

Fair value of off-balance sheet risks
Cash and cash equivalents $	Insured amount $	Non-insured amount $

4,136,803	70,961	4,065,842